Fair Value of Financial Instruments - Fair value on a non-recurring basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Assets held for sale	$ 30,000
Total	30,000	$ 48,072
Vessels, port terminals and other fixed assets, net		38,054
Operating lease assets		10,018
Fair Value, Inputs, Level 1 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Assets held for sale	30,000
Total	$ 30,000	6,644
Vessels, port terminals and other fixed assets, net		6,644
Operating lease assets		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Total		41,428
Vessels, port terminals and other fixed assets, net		31,410
Operating lease assets		$ 10,018